Supplementary Information to the Consolidated Statements of Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
DisclosureOfEmployeeSalariesAndBenefitsLineItems [Line Items]
Exploration and evaluation expenses	$ 1,395,645	$ 1,637,479	$ 5,390,102
Administration expense	629,974	855,869	913,897
Employees
DisclosureOfEmployeeSalariesAndBenefitsLineItems [Line Items]
Exploration and evaluation expenses	576,000	856,000	1,268,000
Administration expense	363,000	454,000	571,000
Total	$ 939,000	$ 1,310,000	$ 1,839,000